INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense (benefit)	¥ (71,077,803)		¥ (17,804,968)		¥ 68,214,254
Non-PRC entities not subject to income tax	2,820,038		6,581,327		4,244,821
Research and development expenses bonus deduction	(30,807,283)		(34,910,421)		(23,328,287)
Non-deductible share-based compensation expenses	11,742,974		13,866,734		11,015,406
Other non-deductible expenses	2,491,593		638,898		723,768
Preferential tax rate difference	7,301,540		(3,075,033)
Tax filing differences	229,108		(3,770,720)		2,682,378
Change in valuation allowance	67,106,949		16,717,239		(16,515,732)
Total	¥ (10,192,884)	$ (1,435,638)	¥ (21,756,944)		¥ 47,036,608
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share | $ / shares		$ (0.05)		$ 0.02
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share | $ / shares		$ (0.05)		$ 0.02